EXPLORATION AND EVALUATION INTERESTS - Spectrum Property (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Oct. 27, 2014
Exploration And Evaluation Interests [Line Items]
Impairment loss	$ 0	$ 0
Carrying value	$ 75,531,000	$ 1,837,000	$ 75,074,000
Spectrum
Exploration And Evaluation Interests [Line Items]
Percentage of ownership				100.00%